Bingham McCutchen LLP
                               One Federal Street
                           Boston, Massachusetts 02110


                                                               May 31, 2013


VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re: Pioneer Short Term Income Fund; Post-Effective Amendment No. 13 to Registration Statement on Form N-1A (File Nos. 333-114423 and 811-21558)


Ladies and Gentlemen:

	Attached for filing on behalf of the Fund is Post-Effective Amendment No. 13 to the Fund's registration statement on Form N-1A under the Securities Act of 1933, as amended (the "1933 Act"), and Amendment No. 14 under the Investment Company Act of 1940 Act, as amended
(the "Amendment").

         The Amendment is being filed for the purpose of reflecting the addition of a new share class for the fund, Class C2 shares. The
Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act and is intended to become effective on August 1, 2013.

     Please call the  undersigned  at (617)  951-8458 or Toby R. Serkin at
(617) 951-8760 with any comments or questions relating to the filing.

								Sincerely,




                                                         /s/Jeremy B. Kantrowitz
                                                            Jeremy B. Kantrowitz


cc:  Christopher J. Kelley, Esq.
     Toby R. Serkin, Esq.